Offerings	Jul. 30, 2026 USD ($)
Offering: 1
Offering:
Fee Previously Paid	false
Transaction Valuation	$ 9,830,223.6	[1]
Fee Rate	0.01381%
Amount of Registration Fee	$ 1,357.55	[2]
Offering Note

(1) Calculated as the aggregate maximum purchase price for common shares of beneficial interest, par value $0.01 per share, of Lord Abbett Private Credit Fund S (“Shares”), based upon the net asset value per Share as of May 31, 2026 of $24.64. This amount is based upon the offer to purchase up to 398,953.88 Shares.

(2) Calculated at $138.10 per $1,000,000.00 of the Transaction Valuation in accordance with Rule 0-11 under the Securities Exchange Act of 1934, as amended (the “Exchange Act”), as modified by Fee Rate Advisory No. 1 for Fiscal Year 2026.

Offering: 2
Offering:
Fee Previously Paid	false
Transaction Valuation	$ 0
Fee Rate	0.01381%
Amount of Registration Fee	$ 0
Offering Note

(1) Calculated as the aggregate maximum purchase price for common shares of beneficial interest, par value $0.01 per share, of Lord Abbett Private Credit Fund S (“Shares”), based upon the net asset value per Share as of May 31, 2026 of $24.64. This amount is based upon the offer to purchase up to 398,953.88 Shares.

(2) Calculated at $138.10 per $1,000,000.00 of the Transaction Valuation in accordance with Rule 0-11 under the Securities Exchange Act of 1934, as amended (the “Exchange Act”), as modified by Fee Rate Advisory No. 1 for Fiscal Year 2026.

[1]	Calculated as the aggregate maximum purchase price for common shares of beneficial interest, par value $0.01 per share, of Lord Abbett Private Credit Fund S (“Shares”), based upon the net asset value per Share as of May 31, 2026 of $24.64. This amount is based upon the offer to purchase up to 398,953.88 Shares.
[2]	Calculated at $138.10 per $1,000,000.00 of the Transaction Valuation in accordance with Rule 0-11 under the Securities Exchange Act of 1934, as amended (the “Exchange Act”), as modified by Fee Rate Advisory No. 1 for Fiscal Year 2026.